Office of General Counsel                                                                                                 Please Reply to:Stephen M. Jackson
Assistant General Counsel
One Nationwide Plaza 1-34-201
Columbus, Ohio 43215
VIA EDGAR                                                                                                                          E-mail: jacksos5@nationwide.com
Tel: (614) 677-8212
Fax: (614) 249-0078
October 9, 2008

Ms. Rebecca A. Marquigny
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
 Washington, D.C.  20549-0506

Re:           Nationwide Life and Annuity Insurance Company
Nationwide VL Separate Account - G
Pre-Effective Amendment No. 1 (N-6 Registration Statement, File No. 333-146650)

Dear Ms. Marquigny:

On behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account - G ("Variable Account"), we are filing this correspondence in response to your comments by phone dated September 26, 2008 on the above referenced Registration Statement.  The Registration Statement provides for the offering of certain life insurance policies through the Variable Account.

In addition, please note that Nationwide will be seeking an effective date of October 20, 2008.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

At the outset, we acknowledge the following:

▪
should the Securities and Exchange Commission (the "Commission") or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

▪
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Nationwide from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

▪	Nationwide may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Responses to your comments are below in the numerical sequence established in your correspondence.

1.	Fee Tables – Generally (pp. 4-8)

Comment

The Staff does not believe the current structure of the Summary Fee Table efficiently facilitates comparison of charges with and without election of the Accumulation Rider.  Please consider rearranging the Tables to provide a side-by-side presentation.

Response

As requested, the Summary Fee Tables have been restructured to provide a side-by-side comparison of charges with and without the Accumulation Rider in the "Amount Deducted from Cash Value" column.

2.	Footnotes (pp. 10-12)

a.	Comment

The Staff notes that the target market for this product is affluent/high net worth consumers.  Based on this it appears that the minimum charge assumptions used in various footnotes may be misleading based on use of younger ages.  For example, FN #7 uses a 3 year old, with the policy being surrendered in the 14th year.  This does not seem practical.  Please review assumptions to make sure assumptions are reasonable and adjust accordingly or provide an explanation as to why the current assumptions are reasonable.

Response

The example cited is based on an insured (not policy owner) of issue age 3, not a 3 year old insured in the 14th policy year.  The example is designed to provide a set of assumptions that result in the minimum Surrender Charge.  We believe this is what is required by Form N-6, the purpose being to frame the representative charge example with the extremes of minimum and maximum.  The intent of this appears to be to allow a prospective purchaser to relatively "place" the insured and approximate the charge applicable to them.

Please note as stated in the first paragraph of the "Purchasing a Policy" section on page 19, the policy may be purchased on insureds from age 0 (prior to the first birthday) through age 85.

For these reasons we believe the assumptions presented are reasonable and comply with the requirements of Form N-6.

b.	Comment

Footnote 10 states an interest rate assumption of 15%.  Please explain to the Staff what the basis of this interest rate assumption is and add clarifying disclosure as appropriate.

Response

Footnote 10 has been revised to clarify the purpose of the interest rate assumption.

The interest rate of 15% is used to discount the portion of the death benefit to be accelerated to a present value.  An explanation of discount interest rate and how it is determined appears in the Accelerated Death Benefit Rider description on page 31 of the prospectus, right column first full paragraph.  The 15% guaranteed maximum is an actuarially determined rate based on historical factors.  The basis of determining actual current rates up to the stated maximum is discussed in the narrative on page 32.  Please also note that the existing footnote disclosure contains a reference to where in the prospectus detailed charge information and an example calculation can be found.

c.	Comment

Footnotes 13 and 14 both seem to assume the policy has reached or passed the Maturity Date (insured's Attained Age 120).  Please explain why this is reasonable keeping in mind the minimum charge should state the minimum in a year during which the charge is actually assessed and, if necessary, adjust the assumptions accordingly.

Response

Footnote 13 (Cost of Insurance Charges without the Accumulation Rider) and Footnote 14 (Cost of Insurance Charges with the Accumulation Rider) and the corresponding charges in the In Summary: Fee Table have been revised to show the minimum charge in a year prior to the Maturity Date after which the charge is $0.00.

d.	Comment

Footnotes 17, 18, and 30 state minimums based on "current" charges where maximums are based on the guaranteed charges.  Please explain to the Staff the basis of comparison for current versus guaranteed maximum charges.  How do they correlate?  Please revise the assumptions or clarify the disclosure to state the basis of comparison.

Response

For all charges in the tables for which minimum and maximum charges are shown, these are the absolute minimum and maximum charges/rates that apply based on the assumptions stated in the footnotes.  References to "guaranteed" versus "current" have been removed from the footnotes.

3.	Sales Load (p. 21)

Comment

In the second paragraph of the "If you do not elect the Accumulation Rider" charge description, the Staff believes the technical description is difficult to understand as it provides no basis for the term "commissionable target premium".  Please preface this narrative with a general plain English description of the commissionable target premium.  In the alternative, if it enhances the readability of the disclosure provide a defined term in Appendix B: Definitions.

Response

Commissionable Target Premium is a term that is used in multiple places throughout the prospectus.  For this reason, we believe defining the term is the most appropriate approach.  The following definition has been added to Appendix B: Definitions, and the term has been capitalized throughout the prospectus:

Commissionable Target Premium ("CTP")– An amount used in the calculation of the Premium Load and total compensation we pay. CTP is calculated based on the Base Policy Specified Amount and an actuarially derived factor.  The actuarial factor varies based on the Insured’s characteristics and the Death Benefit option of the policy. It is generally higher for Insureds who are older or in poor health and lower for Insureds who are younger or in good health. A policy with a Death Benefit Option 1 or 3 generally has lower factors than a policy with a Death Benefit Option 2.

4.	Surrender Charges (pp. 22-23)

a.	Comment

On page 23, right column second bulleted list, please explain the surrender charge percentage ranges with and without the Accumulation Rider to the Staff.  Please explain why the range without the Accumulation Rider, 24% - 65% is a subset of the range with the rider, 21% - 85%.  Consider adding disclosure to the narrative referencing where a chart can be found to determine the applicable percentage and how.

Response

The purpose of the Surrender Charge Percentages is to determine the maximum Surrender Charge permitted by state insurance law for each policy based on the overall guaranteed charge structure and amount.  The Surrender Charge Percentage ranges for policies with and without the Accumulation Rider are calculated independently and there are additional insured/policy characteristics considered for the policy when the Accumulation Rider is elected.  The fact that one range is a subset of the other is coincidental.

The existing disclosure provides a statement immediately after the two bulleted items stating the Surrender Charge Percentage ranges where the tables that can be used to look up the applicable percentage are located.  The tables are located in the Statement of Additional Information on pages 6 (without the rider) and page 9 (with the rider).

b.	Comment

On page 24, top left column, the paragraph with subparagraphs (a) and (b).  Please clarify the concept that is being conveyed with plain English disclosure.  Consider, why does this language matter – how does it help a policy owner determine when they should or should not take a surrender and/or how it helps them decide whether or not to purchase the policy with or without the Accumulation Rider?

Response

The paragraph in question has been revised to simplify the disclosure as requested.  This particular language is not directly related to explaining when a policy owner should or should not take a surrender, or whether or not to purchase the policy.  The purpose of the paragraph is to explain factors that impact calculation of surrender charges.

We believe the existing disclosure in the paragraph in question, starting with "Generally," on page 24 upper left column, stating when and what factors generally result in higher surrender charges, in conjunction with the disclosure in the paragraph that immediately follows it on page 24 which provides caution regarding potential negative consequences of focusing on minimizing surrender charges alone, addresses this point.

The language in question, as revised is reproduced here for convenience:

Generally, Surrender Charges will be greater for Insureds who are older or in poor health and less for Insureds who are younger or in good health.  For a given policy owner, larger Specified Amounts will produce greater Surrender Charges.  In addition, Surrender Charges will increase with the amount of Premium you pay up to the surrender target premium defined in (1), during the period defined in (2) of the sales component description above.  Surrender Charges based on premium paid equal to the surrender target premium represent the maximum Surrender Charges we are permitted by law to apply for a particular policy.  Paying premium in excess of the surrender target premium will not impact your Surrender Charges.

When considering the potential impact of Surrender Charges, you should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning. Attempting to minimize your Surrender Charges by choosing a lower Specified Amount may result in inadequate death benefit coverage, and paying less Premium in the early policy years to minimize Surrender Charges may result in higher Cost of Insurance Charges and a greater chance your policy could lapse.  You should consult with your registered representative and carefully weigh all relevant benefit and charge factors, including the Accumulation Rider's surrender charge waiver options, together with your goals in purchasing this policy.

c.	Comment

On page 24, right column following the second table, what is the "corresponding initial segment in each policy year" referring to?  Please revise the language to clarify what this disclosure is attempting to convey.

Response

"Corresponding initial segment" is intended to be a reference to the Surrender Charge applicable to the initial Base Policy Specified Amount.  The language in question has been revised as follows:

If you do not elect the Accumulation Rider: Surrender Charges for an increase segment are only 60% of the Surrender Charge that would apply for an initial Base Policy Specified Amount of the same amount.

If you do elect the Accumulation Rider:  Surrender Charges for an increase segment are 100% of the Surrender Charge that would apply for an initial Base Policy Specified Amount of the same amount.

d.	Comment

On page 24, right column first bullet point, there appears to be a typographical error, please correct:

Response

The sentence has been revised to remove the word "be."

5.	Mortality and Expense Risk Charge (p. 24)

Comment

In the Mortality and Expense Risk Charge tables on page 25, the guaranteed charge during the first 15 policy years, $8.00 per $1,000 annualized, does not correspond to the monthly charge of $0.67 per $1,000 stated in the In Summary: Fee Table on page 5, which totals to $8.04 on an annual basis.  Please explain and/or correct.

Response

The charges in the In Summary: Fee Table are rounded.  The $8.00 per $1,000 stated on page 25 is the exact charge amount on an annualized basis.

The unrounded monthly maximum Mortality & Risk Expense Charge is $0.664234644.  As stated in the bolded heading introducing the tables on page 4 of the prospectus, charges in the table are rounded up to the nearest one-hundredth decimal place for consistency and to avoid understating any charges.

For example:  $0.664234644 rounded to the nearest one-hundreth equals $0.66.

$0.66 x 12 = $7.92 which in turn rounds to $7.90.

6.      Underwriting and Distribution Charge (p. 25):

         Comment

 In the first full paragraph at the top of the right column, please state that the Statement of Additional Information is available for "free" and how to it may be obtained.

Response

The language in question is now on page 26 at the top of the right column.  The requested revisions have been made.  The language now reads as follows:

A complete table of the guaranteed maximum rates is provided in the Statement of Additional Information to this prospectus which is available on request and free of charge.  Information on how to contact us is located on the front page of this prospectus.

7.      Note on Charges (p. 26)

Comment

Please explain to the Staff the increase in commission level for policies without the Accumulation Rider.  Specifically, clarify whether this is intended to apply to policies issued prior to the effective date of the amended registration statement to add the Accumulation Rider.  This is not permissible unless you are able to represent in your response that the increased commissions will not cause charges to policy owners who purchased prior to effectiveness of amended registration statement to exceed guaranteed the maximums stated at the time of purchase.

Response

The increased commissions will not cause charges to policy owners who purchased prior to effective date of the amended registration statement to exceed guaranteed the maximums stated at the time of purchase.

8.      Overloan Lapse Protection Rider (p. 27)

Comment

With regard to the new language restricting availability to policies electing the guideline premium/cash value corridor life insurance qualification test, please revise the language to clarify that this restriction is not applicable to policies issued prior to effectiveness of the amended registration statement, or explain to the Staff the authority for applying to all policies.  Previously it was stated that the rider would be issued on all policies.

Response

This language corresponds to the existing stated conditions for invoking the rider, top left column fourth bullet point.  Because the applicable life insurance qualification test is elected at issue and cannot be changed after, the rider is of no practical use to policy owners who elect the cash value accumulation life insurance qualification test.  The added language is intended to clarify this existing condition.

9.	Accelerated Death Benefit Rider (p. 31), Change of Insured Rider (p. 33) and Extended Death Benefit Guarantee Rider (p. 37)

Comment

Please explain to the Staff the added disclosure in the identified sections restricting availability in conjunction with the Extended Death Benefit Guarantee Rider.  Is this language only intended to apply to policies that also elect the Accumulation Rider?

Response

Nationwide intended the language in question as clarifying disclosure rather than new restrictions.  The existing Extended Death Benefit Guarantee Rider narrative (p. 39) states:

Riders Terminating When Benefits Under this Rider Commence

Once you begin to receive benefits under this Rider and before the end of the Guarantee Duration, no changes to the base Policy will be permitted i.e., changes to Specified Amount and addition of other optional riders.

The corresponding disclosure previously added to the Change of Insured Rider section (p. 34) has been revised to ensure that it is no more broadly stated than the existing restriction in the Extended Death Benefit Guarantee Rider section.

We believe the previously added disclosure in the Accelerated Death Benefit Rider section (p. 32)
is within the existing restriction in the Extended Death Benefit Guarantee Rider section.

Please note:  The following duplicated narrative in the Change of Insured Rider section (p. 34) has been deleted:

"The costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured.  However, it will have no impact on the policy's Death Benefit.  You may elect this Rider at any time."

10.	Additional Term Insurance Rider (p. 33)

Comment

Please confirm to the Staff that the added requirement of evidence of insurability will not apply to purchasers who bought prior to effectiveness of the amended registration statement or state the authority for applying it to existing policy owners.

Response

The new disclosure does not impose a new requirement.  Rather, it serves to clarify existing rider requirements.  The existing disclosure in the Additional Term Insurance Rider Charge section on page 35 of the prospectus, top left column states:

The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, the Total Specified Amount; and whether or not you elect the Accumulation Rider.

The new language states the mechanism for collecting the information the charge is based on.  At  the time of policy issue, this information is collected on the initial application.  After issue it is based on information collected at the time of election.  Based on this, Nationwide believes this is clarifying disclosure not the addition of a new condition or restriction.

11.	Persistency Credit (p. 38)

Comment

Please clarify in the applicable paragraph heading that the persistency credit is only available with the Accumulation Rider.  In addition, please state, if true, that the persistency credit is not subject to recapture upon surrender of the policy.  Also state whether the persistency credit is treated as a return of premium or earnings for tax purposes and the related tax implications.

Response

The following revisions have been made to the Persistency Credit language (p. 40) to address these comments:

•	The Persistency Credit subheading and the first sentence of the narrative description have been revised to make it clear that the persistency credit is associated with (i.e. only available with) the Accumulation Rider.

•
Any persistency credit already paid is not subject to recapture for any reason. A statement to that effect has been added at the end of the paragraph that discusses when the credit is paid, page 39, bottom right column.

•
For tax purposes the persistency credit is considered investment experience not premium.  A statement to that effect has been added at the end of the paragraph that discusses when the credit is paid, page 39, bottom right column.

12.	Surrender Charge Waiver Options (p. 39)

Comment

Please clarify the statement that the charge for the Surrender Charge Waiver Option plus any remaining Surrender Charge may exceed the Surrender Charge that would have applied if the Surrender Charge Waiver Option had not been elected.  Please describe a representative fact pattern, is this a function of future Specified Amount increases? If so, say this.

Response

Language has been added (p. 40) to explain the general circumstances that can result in the total accumulated charge for an elected surrender charge waiver option plus any remaining surrender charge under the elected option exceeding the surrender charge that would have applied if no waiver option has been elected.  The language in question now reads (new text underlined):

In addition, the total amount charged for the applicable option, plus any remaining Surrender Charge, may exceed the Surrender Charges that would apply if no waiver option had been elected.  This is more likely to occur:

•
if you pay less than the surrender target premium during the first year after the Policy Date (or effective date of a Base Policy Specified Amount increase) to minimize the applicable Surrender Charges; or

•	if you do not surrender your policy during the surrender charge waiver option charge period for the initial Base Policy Specified Amount or any Base Policy Specified Amount increase.

Before electing one of these options, request illustration of the policy with and without the surrender charge waiver options, and carefully weigh all relevant benefit and charge factors.

In addition, examples have been added to Appendix D: Surrender Charge Examples with the Accumulation Rider to illustrate the two scenarios above (pp. 77-78).

13.	Dollar Cost Averaging (p. 40)

Comment

With regard to the statement regarding when elections will be effective, "on the date you request or, if that date has passed or no date is specified, then at the end of the next Valuation Period on or next following the date we receive you request" please clarify with a statement of when "next following would apply."

 Response

This language has been revised based on the definition of "Valuation Period" in the prospectus, reproduced here for convenience:

Valuation Period – The period during which we determine the change in the value of the Sub-Accounts.  One Valuation Period ends and another begins with the close of trading on the New York Stock Exchange.

Because one valuation period begins when the preceding period ends, there really is no "next following" implicated. The language in question now reads:

An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date you request or, if that date has passed or no date is specified, then at the end of the Valuation Period during which we receive your request.

14.	Automated Income Monitor (pp. 41-42)

a.      Comment

The "amount you receive" in the introduction to the payment assumption elections is confusing in relation to the rest of the elections.  Please clarify how this relates to payments of a fixed amount or revise accordingly.

Response

The introduction to the payment assumptions on page 42, top left column, has been revised as follows:

Your program will be based on your policy's Cash Surrender Value at the time of election, and each succeeding Policy Anniversary, and the following elections:

b.	Comment

Please add a statement in plain English regarding how the elected assumptions interact to determine the payment.  Consider the relative impacts, what results in a higher or lower payment or/duration?

Response
The following statement has been added immediately following the description of the payment election assumptions on page 42:

"Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations.  However, larger payments or longer duration may increase the likelihood your policy will lapse."

c.      Comment

Explain the assumption regarding a minimum Cash Surrender Value.  If this is a floor that terminates the payment, please state this.

Response

A statement that a current Cash Surrender Value on any Policy Anniversary that is equal to or less than the target Cash Surrender Value assumption will terminate a Automated Income Monitor program has been added as Item 3.g. of the program termination events listed on page 42, right column.

d.	Comment

In the additional program conditions, page 42 bottom left column, consider breaking up item 1 into subitems to improve readability.  Also, explain how taking payments could result in a policy becoming a MEC.  The Staff notes that MEC status is normally determined during the initial seven pay period.

Response

The Staff is correct regarding the initial seven pay period for MEC testing.  However, the policy may become subject to a new 7 year testing period as a result of a “material change” as defined by Section 7702A(c) of the Code.  As an example, a Specified Amount increase with maximum permitted funding of the policy and a subsequent partial surrender that causes a Specified Amount decrease can cause the policy to become a MEC.

A statement to this effect has been added to item 1.c. with a cross reference to the relevant narrative in the Taxes section of the prospectus.

e.	Comment

Please add a statement that withdrawals limit the ability to accumulate cash value.

Response

The requested statement has been added to the second paragraph in the Automated Income Monitor section on page 41, right column.

f.	Comment

State the purpose Automated Income Monitor is serving, reasons why someone would use it.

Response

Page 41, first sentence of the second paragraph, states.

"Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of their policy."

g.	Comment

If some or all of the conditions are included to prevent lapse, say so and which ones.

Response

Collectively the elections and conditions, particularly providing an annual illustration based on the policy's current Cash Surrender Value and the ability to terminate or modify programs at any time, are designed to assist the policy owner in planning and managing the income stream to prevent the policy from lapsing.  The following bolded disclosure has been added at the end of the assumption elections:

"You are responsible for monitoring your policy to prevent lapse.  We will provide annual In Force illustrations based on your then current Cash Surrender Value and your elected illustration assumptions to assist you in planning and preventing lapse.  You may request modification or termination of a program at any time by written request."

h.	Comment

Item 3.e. of the Automated Income Monitor conditions on page 42, right column.  Please list the riders associated with this condition.

Response

The riders associated with this condition are now listed.

15.	Guaranteed Policy Continuation (p. 42)

Comment

With regard to the statement in the fourth paragraph that the Guaranteed Policy Continuation Period is subject to state restrictions and may differ between policies, state what aspects of the provision are subject to state variation, if any.

Response

A review of approved state specific versions of the policy forms was conducted and no special state restrictions for this product were found.  This language has been deleted.

16.	Partial Surrenders (p. 43)

Comment

Please explain the Sales Load increase in this section of narrative.  Where does the difference come from?  Is the difference assessed retroactively or on a prospective basis only?

Response

For policies that elect both the Accumulation Rider and the Additional Term Insurance Rider at issue, the current Sales Load charged is reduced for premium in excess of the Commissionable Target Premium as described in the Sales Load section of the prospectus (p. 22) under the "If you do elect the Accumulation Rider:" subheading.  This does not affect the guaranteed maximum which is the same for all policies issued with the Accumulation Rider.

The Sales Load "increase" discussed in the Partial Surrenders section when a partial surrender causes a Specified Amount decrease, is really a loss of the reduction granted at issue.  The language in question has been revised to reflect this.  The loss of the current charge reduction also occurs when the policy owner requests an increase or decrease in Specified Amount or when a Death Benefit option change does not preserve the Net Amount at Risk.  Cross-referencing has been added or clarified in applicable sections of the prospectus, see list below.

Please note:  the loss of the Sales Load reduction is only applied prospectively, to premium received on or after the date of the partial surrender.

The reason for taking away the Sales Load reduction for partial surrenders and the identified policy changes is to prevent anti-selection.  The reduction is actuarially determined based on the blend of Base Policy and Additional Term Insurance Rider Specified Amount and expectations as to the total mix of charges over the life of the policy assuming no changes are made to the Specified Amount after the Policy Date.  An after issue change to the Specified Amount nullifies the conditions that allowed us to offer a reduction in Sales Load.

Discussion and/or cross-referencing has been added or clarified in the following sections of the prospectus:
•	Changing the Amount of Insurance Coverage (p. 20)
•	Sales Load (p. 22)
•	Additional Term Insurance Rider, "If you do also elect the Accumulation Rider" subheading, (p. 35)
•	Accumulation Rider, right column, first item in bulleted list (p. 39)
•	Partial Surrenders (p. 44)

17.	Policy Maturity (p. 45)

Comment

Please include disclosure regarding the benefit of extending the Maturity Date versus taking the proceeds at that time.  Are there any negative implications to extending the Maturity Date?  Could the proceeds be lower after extension than on the original Maturity Date than if taken at that time?

Response

The following disclosure has been added to the Policy Maturity section of the prospectus (p. 46):

The primary benefit of Maturity Date extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken.  See, "Surrendering the Policy," in the Taxes section of this prospectus for additional information.

Assuming you have no outstanding loans on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds at maturity.  However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the Proceeds at maturity.

18.	Appendices C and D Surrender Charge Examples (p. 40-41)

The following comments were provided by Tony Durach on October 2, 2008 regarding the Surrender Charge Examples with and without the Accumulation Rider.

Please note:  We asked if there were any comments relating to Appendices E and F Underwriting & Distribution Charge Examples. Mr. Durach did not have any comments for those sections at that time.

a.      Comment

The examples would be more user-friendly if the Surrender Charge reduction tables were provided along with the other calculation factor charts in the appendices.  Otherwise, the user will have to search the prospectus for that element.

Response

Excerpt Surrender Charge reduction tables containing the policy years and percentages needed to follow the examples have been added to Appendices C and D.

b.	Comment

Particularly with regard to the third example in Appendix C, the assumption that the policy is surrendered in rather than after the fifth policy year does not appear to be consistent with the policy year column heading in the Reduction of Surrender Charges table.  Please reconcile by revising the assumptions in the examples or revising the policy year column heading in the charts.

Response

The policy year column headings in each of the Surrender Charge reduction tables have been revised to make it clear that a particular percentage applies during the corresponding year in the table, not after.  The intent of the original heading was to state that the next percentage becomes applicable after the current policy year is completed.

The column heading in question previously read:

Number of completed years from the Policy Date or effective date of Specified Amount Increase:

It has been revised to read:

Policy year calculated from the Policy Date or effective date of Specified Amount Increase:

c.	Comment

Please review the Surrender Charge formulas and example calculations throughout Appendices C and D for correct usage of order of operation bracketing, and simplify the presentation by deleting unnecessary brackets and parenthesis.

Response

The formulas and example calculations have been reviewed and revised as requested.

d.	Comment

Throughout the Surrender Charge examples in Appendix, review the assumptions regarding premium paid during the first two years in conjunction with the assumption of a complete surrender in the first policy year.  These appear inconsistent.  Please revise to eliminate the apparent inconsistency, or explain why it is correct.

Response

The examples have been reviewed and where it is assumed that a policy is completely surrendered in the first policy year, the premium payment assumption has been revised to assume all premium is paid in the first policy year (i.e. prior to the surrender).

19.	Statement of Additional Information (p. 2)

Comment

The section stating maximum commissions is difficult to follow.  Please consider revisions and/or reorganization to keep the bulleted explanations close to the phrase "will not exceed" in the introductory paragraph.

Response

The language in question has been revised as requested by replicating the introductory statement for each of the three policy structure alternatives.

20.   Miscellaneous

Comment

Any exhibits, financial statements and any other required disclosure not included in this registration statement must be filed in a subsequent post-effective amendment to the registration statement.

Response

Any exhibits, financial statements and any other required disclosure not previously included in this registration statement are included in the attached post-effective amendment to the registration statement.

21.	Representations

Comment

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response

Thank you for providing us with this information. Our acknowledgment of the above mentioned items is on the first page of this correspondence.

We appreciate your continued review of this matter.  If you have any questions about this filing, please reply to me at the contact information on the first page of this correspondence.

Sincerely yours,

/s/ STEPHEN M. JACKSON
Stephen M. Jackson
Assistant General Counsel
Office of the Chief Legal and Governance Officer
Nationwide Life and Annuity Insurance Company